THE ADVISORS' INNER CIRCLE FUND

                            THE LSV VALUE EQUITY FUND

                        SUPPLEMENT DATED JANUARY 13, 2006
                                     TO THE
        PROSPECTUS DATED MARCH 1, 2005 (AS SUPPLEMENTED DECEMBER 1, 2005)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


The paragraph below has been added following the third paragraph under the heading "Portfolio Managers" beginning on page 6 of the Prospectus:


     Puneet Mansharamani, CFA, has served as a Quantitative Analyst of LSV since 2000. He has more than 7 years of investment experience. Mr. Mansharamani earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                LSV-SK-002-0100

                         THE ADVISORS' INNER CIRCLE FUND

                            THE LSV VALUE EQUITY FUND

                        SUPPLEMENT DATED JANUARY 13, 2006
                                     TO THE
         STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

o The following information replaces the chart under the subheading "Fund Shares Owned by Portfolio Managers" on page S-9 of the SAI:

------------------------------------------------------------------------ ------------------------------------------------------
NAME                                                                     DOLLAR RANGE OF FUND SHARES
------------------------------------------------------------------------ ------------------------------------------------------
------------------------------------------------------------------------ ------------------------------------------------------
Josef Lakonishok                                                         $500,001-$1,000,000*
------------------------------------------------------------------------ ------------------------------------------------------
------------------------------------------------------------------------ ------------------------------------------------------
Robert Vishny                                                            None*
------------------------------------------------------------------------ ------------------------------------------------------
------------------------------------------------------------------------ ------------------------------------------------------
Menno Vermeulen                                                          None*
------------------------------------------------------------------------ ------------------------------------------------------
------------------------------------------------------------------------ ------------------------------------------------------
Puneet Mansharamani                                                      None**
------------------------------------------------------------------------ ------------------------------------------------------
*        Valuation date is October 31, 2004.
**       Valuation date is October 31, 2005.

o The following information replaces the chart under the subheading "Other Accounts" on page S-10 of the SAI:

----------------------- --------------------------------- --------------------------------- -----------------------------------

                               REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
NAME                               COMPANIES                         VEHICLES*                         OTHER ACCOUNTS
----------------------- --------------------------------- --------------------------------- -----------------------------------
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
                        Number of                         Number of        Total Assets       Number of
                        Accounts        Total Assets      Accounts                            Accounts          Total Assets
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
Josef Lakonishok        17             $3,049,955,443     18             $1,840,368,620     395            $28,407,081,697
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
Robert Vishny           17             $3,049,955,443     18             $1,840,368,620     395            $28,407,081,697
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
Menno Vermeulen         17             $3,049,955,443     18             $1,840,368,620     395            $28,407,081,697
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
Puneet Mansharamani     **             **                 **             **                 **             **
----------------------- -------------- ------------------ -------------- ------------------ -------------- --------------------
 * Includes 13 accounts with aggregated assets under management of $1.7 billion that are subject to performance-based advisory fees.
** Puneet Mansharamani began co-managing the Fund on January 1, 2006.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.












                                                                LSV-SK-003-0100